John Deere Owner Trust 2023				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$252,000,000 Class A-1 5.08700% Asset Backed Notes due March 15, 2024
$348,000,000 Class A-2 5.28% Asset Backed Notes due March 16, 2026
$318,000,000 Class A-3 5.01% Asset Backed Notes due November 15, 2027
$64,594,000 Class A-4 5.01% Asset Backed Notes due December 17, 2029
$25,194,481 Overcollateralization

Scheduled Payment Date (30/360)				15-Nov-23
Actual Payment Date (A/360)				15-Nov-23
Collection Period Begin Date				25-Sep-23
Collection Period End Date				29-Oct-23
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$55,873,605.86
	(a)	Total cash receipts during the month:		$55,215,557.28
	(b)	Administrative repurchases during the month:		$613,280.38
	(c)	Investment earnings on cash accounts:		$44,768.20
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$3,149,442.78
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$20,912.83
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$1,531,200.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$1,327,650.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$269,679.95
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$49,302,492.82
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$4,933,240.03
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	10.01%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$4,933,240.03

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$44,369,252.79
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	89.99%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$44,369,252.79

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:		$52,451,935.60

(6)	Reserve Account balance:
	(a)	Beginning balance:	$10,077,884.81
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$10,077,884.81
	(f)	Specified Reserve Account Balance:	$10,077,884.81

(7)	Servicing Fee:		$679,056.75
	(a)	Amount of Servicing Fee earned:	$679,056.75
	(b)	Amount of Servicing Fee paid:	$679,056.75
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$2,742,513.51

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$763,764,698.62

	(b)	Note Value as of the end of the related Collection Period:	$711,419,228.69

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$25,194,481.00

	(d)	Number of Accounts at the end of the related Collection Period:	13,259

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$303,630,747.21
		(ii) Class A-2 Note Pool Factor:	0.8725021

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$318,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$64,594,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$521,479.67
		(ii) % of Pool Balance:	0.06%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$1,939.63
	(ii)	Cumulative amount of net losses:	$340,150.89
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.03%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.93%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	13,619
	(b)	Number of loans at the end of the period:	13,259
	(c)	Weighted average remaining term on receivables:	37.96
	(d)	Prepayment amount - monthly:	$16,152,357.66
	(e)	Prepayment amount - life-to-date:	$106,375,112.08
	(f)	Weighted average APR of the pool assets:	3.25%
	(g)	Pool Factor:	0.69

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.93%
	(c)	Delinquency Trigger Occurred: Y/N	N